Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016
Number of shares granted		380,000
Stock based compensation expense		$ 1,548,779	$ 414,597
Private placement offering (the "2016-2017 Offering'') [Member] | Accredited Investors [Member]
Number of shares issued		2,142,000
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member]
Proceeds from issuance common stock		$ 16,700,000
commissions and expenses		$ 1,300,000
Private placement offering (the "2017 Offering Price'') [Member] | Accredited Investors [Member]
Number of shares issued		663,000
2015 Stock Incentive Plan [Member]
Unrecognized stock based compensation expense		$ 52,800
Restricted Stock [Member]
Number of shares granted		2,144,055
Stock based compensation expense		$ 3,223,398	821,617
Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted		1,352,265
Accrued stock compensation expenses		$ 399,157	$ 179,079
Description of award vesting amendment terms

The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”).

Award vesting percent on third anniversary	75.00%
Remaining award vesting percent on fourth anniversary	25.00%
Unrecognized stock based compensation expense		$ 3,966,899